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                           [LOGO OF EXCELSIOR FUNDS]



                        International Equity Portfolios


                               SEMI-ANNUAL REPORT

                               September 30, 1999

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES......................................    1
STATEMENTS OF OPERATIONS..................................................    2
STATEMENTS OF CHANGES IN NET ASSETS.......................................    3
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS................    4
PORTFOLIOS OF INVESTMENTS
 International Fund.......................................................    6
 Pacific/Asia Fund........................................................    9
 Pan European Fund........................................................   12
 Latin America Fund.......................................................   15
 Emerging Markets Fund....................................................   17
NOTES TO FINANCIAL STATEMENTS.............................................   20

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . Initial Purchase and Prospectus Information and Shareholder Services 1-800-446-1012 (From overseas, call 617-557-8280)
 . Current Price and Yield Information 1-800-446-1012
 . Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and ex-penses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    Excelsior Funds
    c/o Chase Global Funds Services Company
    P.O. Box 2798
    Boston, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY OF CONNECTICUT, THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds, Inc.
Statements of Assets and Liabilities
September 30, 1999 (Unaudited)

                                                            Pan         Latin      Emerging
                            International Pacific/Asia    European     America      Markets
                                Fund          Fund          Fund        Fund         Fund
                            ------------- ------------  ------------ -----------  -----------
  ASSETS:
   Investments, at cost --
     see
    accompanying
    portfolios............  $197,209,952  $47,977,372   $110,518,727 $15,051,929  $ 7,723,917
                            ============  ===========   ============ ===========  ===========
   Investments, at value
    (Note 1)..............  $245,691,078  $54,924,007   $126,232,756 $13,904,743  $ 7,375,264
   Foreign currency (cost
    $17,875, $6,355, $0,
    $0, and $4,833,
    respectively).........        17,960        6,416            --          --         4,935
   Cash...................           --     1,376,818            --          --           --
   Dividends receivable...       364,727       52,377        211,552      53,025       13,810
   Interest receivable....        34,398        8,963         12,269       3,693          --
   Receivable for
    investments sold......     3,084,695    1,254,830      1,190,966     216,563      233,832
   Receivable for fund
    shares sold...........           --       418,504            --          --           --
   Withholding tax
    receivable............       118,787        3,989        103,168      33,961          --
   Prepaid expenses.......         1,044          --             867         518           12
   Unamortized
    organization costs
    (Note 5)..............           --           --             --          --        26,160
                            ------------  -----------   ------------ -----------  -----------
    Total Assets..........   249,312,689   58,045,904    127,751,578  14,212,503    7,654,013
  LIABILITIES:
   Payable for investments
    purchased.............     1,206,617    1,718,741            --      217,868          --
   Investment advisory
    fees payable (Note 2).       340,390       90,609        201,717      21,160        4,845
   Administration fees
    payable (Note 2)......        57,181       12,927         24,679       2,919        1,784
   Administrative
    servicing fees payable
    (Note 2)..............        40,021        9,086         15,650       2,734        1,330
   Directors' fees payable
    (Note 2)..............         1,991          206          2,009         224           53
   Foreign taxes payable..         5,313       12,805            --          --         2,018
   Net unrealized
    depreciation on open
    forward foreign
    currency contracts....       241,316       74,287            --          --           --
   Due to custodian bank..       690,129          --         611,348     159,123      209,573
   Accrued expenses and
    other payables........       130,032       44,075         87,294      22,406       56,112
                            ------------  -----------   ------------ -----------  -----------
    Total Liabilities.....     2,712,990    1,962,736        942,697     426,434      275,715
                            ------------  -----------   ------------ -----------  -----------
  NET ASSETS..............  $246,599,699  $56,083,168   $126,808,881 $13,786,069  $ 7,378,298
                            ============  ===========   ============ ===========  ===========
  NET ASSETS consist of:
   Undistributed
    (distributions in
    excess of) net
    investment income.....  $  2,480,651  $  (585,173)  $  5,285,435 $  (207,653) $   (46,287)
   Accumulated net
    realized gain (loss)
    on investments and
    foreign currency
    translations..........     2,588,230  (23,320,143)     7,790,506 (31,232,771)  (2,493,690)
   Unrealized appreciation
    (depreciation) of
    investments and
    foreign currency
    translations..........    48,242,686    7,077,041     15,723,759  (1,183,113)    (350,331)
   Par value (Note 4).....        17,572        6,361         10,894       2,979        1,745
   Paid-in capital in
    excess of par value...   193,270,560   72,905,082     97,998,287  46,406,627   10,266,861
                            ------------  -----------   ------------ -----------  -----------
  Total Net Assets........  $246,599,699  $56,083,168   $126,808,881 $13,786,069  $ 7,378,298
                            ============  ===========   ============ ===========  ===========
  Shares of Common Stock
   Outstanding (Note 4)...    17,571,859    6,360,605     10,893,526   2,979,213    1,745,060
  NET ASSET VALUE PER
   SHARE..................        $14.03        $8.82         $11.64       $4.63        $4.23
                                  ======        =====         ======       =====        =====

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Operations
Six Months Ended September 30, 1999 (Unaudited)

                                                               Pan         Latin    Emerging
                               International Pacific/Asia    European     America   Markets
                                   Fund          Fund          Fund        Fund       Fund
                               ------------- ------------  ------------  ---------  --------
  INVESTMENT INCOME:
   Dividend income...........   $ 4,827,874  $   368,127   $  6,489,736  $ 159,944  $ 50,908
   Interest income...........       161,815       56,148         45,340     22,615     3,291
   Less: Foreign taxes
    withheld.................      (189,967)     (19,185)      (193,831)    (9,654)   (2,353)
                                -----------  -----------   ------------  ---------  --------
    Total Income.............     4,799,722      405,090      6,341,245    172,905    51,846
  EXPENSES:
   Investment advisory fees
    (Note 2).................     1,112,093      242,198        703,251     79,089    44,561
   Administration fees (Note
    2).......................       222,419       48,440        140,650     15,818     7,092
   Custodian fees............       166,869       36,487        106,528     13,022     5,319
   Administrative servicing
    fees (Note 2)............       117,456       23,483         51,650     10,705     4,338
   Shareholder servicing
    agent fees...............        21,385       15,337         33,736     16,600     4,265
   Legal and audit fees......        12,533        1,977          9,541        958       415
   Shareholder reports.......        13,449        2,260         11,534      1,385       494
   Registration and filing
    fees.....................         6,152        6,545         11,857      5,947     5,935
   Directors' fees and
    expenses (Note 2)........         3,321          475          2,472        112        93
   Amortization of
    organization costs
    (Note 5).................           --           --             --         --      3,262
   Miscellaneous expenses....         7,019        1,819          5,448      1,695     1,557
                                -----------  -----------   ------------  ---------  --------
    Total Expenses...........     1,682,696      379,021      1,076,667    145,331    77,331
   Fees waived by investment
    adviser and
    administrators (Note 2)..      (117,456)     (23,483)       (51,650)   (13,149)  (18,355)
                                -----------  -----------   ------------  ---------  --------
    Net Expenses.............     1,565,240      355,538      1,025,017    132,182    58,976
                                -----------  -----------   ------------  ---------  --------
  NET INVESTMENT INCOME
   (LOSS)....................     3,234,482       49,552      5,316,228     40,723    (7,130)
                                -----------  -----------   ------------  ---------  --------
  REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   (Note 1):
   Net realized gain (loss):
    Security transactions....     8,907,203    6,555,978      4,796,373   (711,940)  152,173
    Foreign currency
     transactions............      (858,177)    (252,713)        84,337    (18,774)   (6,574)
                                -----------  -----------   ------------  ---------  --------
   Total net realized gain
    (loss)...................     8,049,026    6,303,265      4,880,710   (730,714)  145,599
   Change in unrealized
    appreciation/depreciation
    of investments and
    foreign currency
    translations during the
    period...................    14,684,015    6,427,245    (10,396,528)   484,255    (4,631)
                                -----------  -----------   ------------  ---------  --------
  Net realized and unrealized
   gain (loss) on
   investments...............    22,733,041   12,730,510     (5,515,818)  (246,459)  140,968
                                -----------  -----------   ------------  ---------  --------
  Net increase (decrease) in
   net assets resulting from
   operations................   $25,967,523  $12,780,062   $   (199,590) $(205,736) $133,838
                                ===========  ===========   ============  =========  ========

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Changes in Net Assets

                                                               Pan          Latin       Emerging
                              International  Pacific/Asia    European      America       Markets
                                  Fund           Fund          Fund          Fund         Fund
                              -------------  ------------  ------------  ------------  -----------
  Six Months Ended September
   30, 1999 (Unaudited)
  Net investment income
   (loss)...................  $  3,234,482   $     49,552  $  5,316,228  $     40,723  $    (7,130)
  Net realized gain (loss)
   on investments and
   foreign currency
   transactions.............     8,049,026      6,303,265     4,880,710      (730,714)     145,599
  Change in unrealized
   appreciation/depreciation
   of investments and
   foreign currency
   translations during the
   period...................    14,684,015      6,427,245   (10,396,528)      484,255       (4,631)
                              ------------   ------------  ------------  ------------  -----------
  Net increase (decrease) in
   net assets resulting from
   operations...............    25,967,523     12,780,062      (199,590)     (205,736)     133,838
  Distributions to
   shareholders:
   From net investment
    income..................           --             --            --       (375,913)     (39,421)
   From net realized gain on
    investments.............           --             --     (7,551,673)          --           --
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)....    18,548,942     15,295,526   (23,275,656)      185,027    1,873,101
                              ------------   ------------  ------------  ------------  -----------
  Net increase (decrease) in
   net assets...............    44,516,465     28,075,588   (31,026,919)     (396,622)   1,967,518
  NET ASSETS:
   Beginning of period......   202,083,234     28,007,580   157,835,800    14,182,691    5,410,780
                              ------------   ------------  ------------  ------------  -----------
   End of period (1)........  $246,599,699   $ 56,083,168  $126,808,881  $ 13,786,069  $ 7,378,298
                              ============   ============  ============  ============  ===========
   (1) Including
       undistributed
       (distributions in
       excess of) net
       investment income....  $  2,480,651   $   (585,173) $  5,285,435  $   (207,653) $   (46,287)
                              ============   ============  ============  ============  ===========
  Year Ended March 31, 1999
  Net investment income.....  $    237,688   $      1,998  $     78,675  $    674,520  $   113,746
  Net realized gain (loss)
   on investments and
   foreign currency
   transactions.............    (3,542,457)   (13,230,471)   11,496,064   (30,484,356)  (2,668,856)
  Change in unrealized
   appreciation/depreciation
   of investments and
   foreign currency
   translations during the
   year.....................    (3,518,939)    11,212,302   (31,839,351)   (9,316,819)    (522,403)
                              ------------   ------------  ------------  ------------  -----------
  Net decrease in net assets
   resulting from
   operations...............    (6,823,708)    (2,016,171)  (20,264,612)  (39,126,655)  (3,077,513)
  Distributions to
   shareholders:
   From net investment
    income..................      (453,377)      (474,648)          --       (877,729)    (112,687)
   In excess of net
    investment income.......      (753,831)      (634,725)          --            --           --
   From net realized gain on
    investments.............           --             --     (7,074,130)          --           --
   In excess of net realized
    gain on investments.....           --             --            --     (2,935,882)         --
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)....     5,225,113    (12,675,193)  (22,461,232)  (31,573,405)   2,065,530
                              ------------   ------------  ------------  ------------  -----------
  Net decrease in net
   assets...................    (2,805,803)   (15,800,737)  (49,799,974)  (74,513,671)  (1,124,670)
  NET ASSETS:
   Beginning of year........   204,889,037     43,808,317   207,635,774    88,696,362    6,535,450
                              ------------   ------------  ------------  ------------  -----------
   End of year (2)..........  $202,083,234   $ 28,007,580  $157,835,800  $ 14,182,691  $ 5,410,780
                              ============   ============  ============  ============  ===========
 --------
   (2) Including
       undistributed
       (distributions in
       excess of) net
       investment income....  $   (753,831)  $   (634,725) $    (30,793) $    127,537  $       264
                              ============   ============  ============  ============  ===========

 --------
                       See Notes to Financial Statements

Excelsior Funds, Inc.
Financial Highlights -- Selected Per Share Data and Ratios

 For a Fund share outstanding throughout each period.

                           Net Asset    Net      Net Realized             Dividends    Dividends    Distributions
                            Value,   Investment and Unrealized Total From  From Net   in Excess of     From Net
                           Beginning   Income   Gain (Loss) on Investment Investment Net Investment Realized Gain
                           of Period   (Loss)    Investments   Operations   Income       Income     on Investments
                           --------- ---------- -------------- ---------- ---------- -------------- --------------
  INTERNATIONAL FUND -- (7/21/87*)
   Year Ended March 31,
   1995...................  $10.44     $0.10        $(0.29)      $(0.19)       --        $(0.11)        $(0.32)
   1996...................    9.82      0.10          1.15         1.25     $(0.08)       (0.01)         (0.07)
   1997...................   10.91      0.09          0.63         0.72      (0.10)         --           (0.19)
   1998...................   11.34      0.04          2.11         2.15      (0.02)       (0.04)         (0.31)
   1999...................   13.00      0.01         (0.42)       (0.41)     (0.03)       (0.04)           --
   Six Months Ended
    September 30, 1999
    (Unaudited)...........   12.52      0.19          1.32         1.51        --           --             --
  PACIFIC/ASIA FUND -- (12/31/92*)
   Year Ended March 31,
   1995...................  $10.04     $0.08        $(0.58)      $(0.50)    $(0.03)      $(0.23)        $(0.83)
   1996...................    8.45      0.12          1.33         1.45      (0.09)       (0.01)         (0.02)
   1997...................    9.78      0.07         (0.53)       (0.46)     (0.07)         --           (0.16)
   1998...................    9.09      0.01         (2.52)       (2.51)     (0.01)       (0.05)           --
   1999...................    6.52       -- ++        0.29         0.29      (0.09)       (0.11)           --
   Six Months Ended
    September 30, 1999
    (Unaudited)...........    6.61      0.06          2.15         2.21        --           --             --
  PAN EUROPEAN FUND -- (12/31/92*)
   Year Ended March 31,
   1995...................  $ 8.03     $0.09        $ 0.25       $ 0.34     $(0.09)         --          $(0.09)
   1996...................    8.19      0.11          1.35         1.46      (0.10)         --           (0.36)
   1997...................    9.19      0.11          2.01         2.12      (0.10)         --           (0.27)
   1998...................   10.94     (0.01)         4.01         4.00        --           --           (0.81)
   1999...................   14.13       -- ++       (1.26)       (1.26)       --           --           (0.48)
   Six Months Ended
    September 30, 1999
    (Unaudited)...........   12.39      0.49         (0.57)       (0.08)       --           --           (0.67)
  LATIN AMERICA FUND -- (12/31/92*)
   Year Ended March 31,
   1995...................  $ 9.30     $0.01        $(2.56)      $(2.55)       --        $(0.17)           --
   1996...................    5.86      0.10          1.49         1.59     $(0.04)       (0.04)           --
   1997...................    7.37      0.05          2.09         2.14      (0.05)         --             --
   1998...................    9.46      0.10          1.22         1.32      (0.02)         --          $(0.16)
   1999...................   10.60      0.21         (5.29)       (5.08)     (0.18)         --             --
   Six Months Ended
    September 30, 1999
    (Unaudited)...........    4.77      0.01         (0.02)       (0.01)     (0.13)         --             --
  EMERGING MARKETS FUND -- (01/02/98*)
   Period Ended March 31,
    1998..................  $ 7.00       --            --           --         --           --             --
   Year Ended March 31,
    1999..................    7.00     $0.07        $(2.95)      $(2.88)    $(0.08)         --             --
   Six Months Ended
    September 30, 1999
    (Unaudited)...........    4.04       -- ++        0.21         0.21      (0.02)         --             --

  * Commencement of operations
 ** Annualized
*** Not Annualized
  + Expense ratios before waiver of fees and reimbursement of expenses (if any)
    by adviser and administrators.
 ++ Amount represents less than $0.01 per share.
  @ The annualized ratio of net operating expenses to average net assets, excluding foreign investment taxes, is 1.65%.
  ++For comparative purposes per share amounts for the year ended March 31,
    1999 are based on average shares outstanding.
                       See Notes to Financial Statements

  Distributions                                                    Ratio of Net Ratio of Gross Ratio of Net
  in Excess of                                         Net Assets,  Operating     Operating     Investment
  Net Realized                  Net Asset                End of      Expenses      Expenses    Income (Loss) Portfolio   Fee
     Gain on          Total     Value, End Total         Period     to Average    to Average    to Average   Turnover  Waivers
   Investments    Distributions of Period  Return         (000)     Net Assets   Net Assets+    Net Assets     Rate    (Note 2)
  -------------   ------------- ---------- ------      ----------- ------------ -------------- ------------- --------- --------


        --           $(0.43)      $ 9.82    (1.93)%     $ 64,052       1.47%         1.53%          0.71 %       66%    $0.01
        --            (0.16)       10.91    12.77 %       97,850       1.40%         1.50%          0.82 %       39%     0.01
        --            (0.29)       11.34     6.78 %      126,815       1.43%         1.51%          0.70 %      116%     0.01
     $(0.12)          (0.49)       13.00    19.42 %      204,889       1.44%         1.52%          0.32 %       37%     0.01
        --            (0.07)       12.52    (3.18)%      202,083       1.42%         1.52%          0.11 %       50%     0.01


        --              --         14.03    12.06 %***   246,600       1.41%**       1.51%**        2.91 %**     44%**   0.01


        --           $(1.09)      $ 8.45    (5.89)%     $ 47,617       1.47%         1.52%          0.85 %       69%    $0.01
        --            (0.12)        9.78    17.22 %       76,192       1.43%         1.51%          1.12 %       29%     0.01
        --            (0.23)        9.09    (4.80)%       89,945       1.45%         1.52%          0.69 %      126%     0.01
        --            (0.06)        6.52   (27.56)%       43,808       1.48%         1.57%          0.22 %       52%     0.01
        --            (0.20)        6.61     5.14 %       28,008       1.55%         1.64%          0.01 %       78%     0.01


        --              --          8.82    33.43 %***    56,083       1.47%**       1.56%**        0.20 %**    105%**   0.03


        --           $(0.18)      $ 8.19     4.33 %     $ 39,977       1.51%         1.57%          1.11 %       47%      --
        --            (0.46)        9.19    18.25 %       47,916       1.46%         1.55%          1.28 %       42%    $0.01
        --            (0.37)       10.94    23.76 %      121,991       1.45%         1.52%          1.23 %       82%     0.01
        --            (0.81)       14.13    38.02 %      207,636       1.43%         1.50%         (0.13)%       40%     0.01
        --            (0.48)       12.39    (8.84)%      157,836       1.43%         1.50%          0.04 %       46%     0.01


        --            (0.67)       11.64    (0.78)%***   126,809       1.46%**       1.53%**        7.57 %**     30%**    -- ++


     $(0.72)         $(0.89)      $ 5.86   (30.47)%     $ 27,344       1.50%         1.57%          0.06 %       69%    $0.01
        --            (0.08)        7.37    27.29 %       43,160       1.48%         1.57%          1.12 %       54%     0.01
        --            (0.05)        9.46    29.09 %       70,900       1.48%         1.56%          0.50 %       73%     0.01
        --            (0.18)       10.60    14.05 %       88,696       1.50%         1.60%          0.88 %       77%     0.01
      (0.57)          (0.75)        4.77   (47.19)%       14,183       1.55%         1.66%          1.63 %       29%     0.01


        --            (0.13)        4.63    (0.64)%***    13,786       1.67%**       1.84%**        0.51 %**    124%**    -- ++


        --              --        $ 7.00    (0.14)%***  $  6,535       1.85%**@      2.74%**        2.33 %**     --       --

        --           $(0.08)        4.04   (41.21)%        5,411       1.65%         2.48%          1.93 %       73%    $0.03


        --            (0.02)        4.23     5.18 %***     7,378       1.65%**       2.17%**       (0.20)%**     71%**   0.01

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
International Fund





                                                                       Value
  Shares                                                              (Note 1)
 ---------                                                          ------------

 COMMON STOCKS -- 94.51%
           JAPAN -- 20.49%
       452 DDI Corp. ............................................   $  3,388,306
    34,000 Don Quijote Co., Ltd. ................................      6,088,268
   589,000 Furukawa Electric Co., Ltd. ..........................      3,504,638
    25,000 NIDEC Corp. ..........................................      4,720,296
    33,400 Nintendo Co., Ltd. ...................................      5,314,205
       725 NTT Data Corp. .......................................      8,152,174
    17,900 Rohm Co. .............................................      3,731,962
   454,000 Sekisui Chemical Co., Ltd. ...........................      2,556,728
    43,700 Sony Corp. ...........................................      6,514,871
    57,900 TOKYO SEIMITSU CO., Ltd. .............................      6,559,324
                                                                    ------------
                                                                      50,530,772
                                                                    ------------
           FRANCE -- 11.73%
    57,842 Axa...................................................      7,312,111
    30,594 Carrefour S.A. .......................................      4,893,035
    66,130 Dassault Systemes S.A. ...............................      2,603,654
    32,212 Elf Aquitaine S.A. ...................................      5,864,767
     2,400 L'OREAL...............................................      1,531,029
    16,288 Total Fina S.A., Class B..............................      2,045,186
    66,700 Vivendi...............................................      4,680,839
                                                                    ------------
                                                                      28,930,621
                                                                    ------------
           UNITED KINGDOM -- 10.79%
   574,254 Airtours plc..........................................      3,657,548
   133,700 Glaxo Wellcome plc....................................      3,485,473
   284,374 Granada Group plc.....................................      2,433,707
   308,600 Kingfisher plc........................................      3,306,374
   186,300 Serco Group plc.......................................      4,169,912
    35,500 Shell Transport & Trading Co. ADR.....................      1,615,250
   306,000 Shell Transport & Trading Co. plc.....................      2,286,401
 1,160,492 Siebe plc.............................................      5,653,390
                                                                    ------------
                                                                      26,608,055
                                                                    ------------
           GERMANY -- 8.82%
    51,500 Mannesmann AG.........................................      8,066,741
    62,800 Metro AG..............................................      3,261,088
    12,219 SAP AG................................................      4,628,803
    71,025 Siemens AG............................................      5,781,702
                                                                    ------------
                                                                      21,738,334
                                                                    ------------

                                                                       Value
  Shares                                                              (Note 1)
 ---------                                                          ------------

 COMMON STOCKS -- (continued)
           NETHERLANDS -- 7.26%
    48,100 +Equant N.V. .........................................   $  3,910,403
   130,080 ING Groep N.V. .......................................      7,059,334
    63,688 STMicroelectronics N.V. ..............................      4,960,800
    57,664 Wolters Kluwer N.V. ..................................      1,975,803
                                                                    ------------
                                                                      17,906,340
                                                                    ------------
           SINGAPORE -- 4.47%
 2,048,507 +Datacraft Asia Ltd. .................................      9,013,431
   539,000 Natsteel Electronics Ltd. ............................      2,013,916
                                                                    ------------
                                                                      11,027,347
                                                                    ------------
           CANADA -- 4.20%
   168,400 Bombardier Inc., Class B..............................      2,790,622
   111,650 +CGI Group, Inc. .....................................      2,203,518
    14,000 +JDS Uniphase Corp. ..................................      1,592,500
    64,900 Nortel Networks Corp. ................................      3,312,577
    41,000 +Sierra Wireless Inc. ................................        446,441
                                                                    ------------
                                                                      10,345,658
                                                                    ------------
           SWITZERLAND -- 3.47%
        78 Lindt & Spruengli AG..................................      2,021,154
       566 Roche Holding AG......................................      6,544,540
                                                                    ------------
                                                                       8,565,694
                                                                    ------------
           SWEDEN -- 3.33%
   149,656 Celsius AB, Series B..................................      2,321,523
   190,200 Telefonaktiebolaget LM Ericsson, Class B..............      5,900,916
                                                                    ------------
                                                                       8,222,439
                                                                    ------------
           AUSTRALIA -- 2.61%
   171,926 Brambles Industries Ltd. .............................      4,977,493
   118,640 Lend Lease Corp., Ltd. ...............................      1,447,690
                                                                    ------------
                                                                       6,425,183
                                                                    ------------
           ITALY -- 2.48%
 1,253,700 Unicredito Italiano S.p.A. ...........................      6,123,354
                                                                    ------------

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
International Fund -- (continued)





                                                                       Value
  Shares                                                              (Note 1)
 ---------                                                          ------------

 COMMON STOCKS -- (continued)
           THAILAND -- 2.45%
 1,017,456 Banpu Public Co., Ltd. (Registered)...................   $  1,976,246
   630,400 BEC World Public Co., Ltd. (Foreign)..................      3,419,223
   425,900 Dhipaya Insurance Public Co., Ltd. ...................        634,740
                                                                    ------------
                                                                       6,030,209
                                                                    ------------
           HONG KONG -- 2.35%
    28,300 +China Telecom (Hong Kong) Ltd. ADR...................      1,749,294
 5,264,720 Hengan International Group Co., Ltd. .................      1,341,969
   557,900 Johnson Electric Holdings Ltd. .......................      2,707,694
                                                                    ------------
                                                                       5,798,957
                                                                    ------------
           SPAIN -- 1.89%
   352,895 Banco Bilbao Vizcaya S.A. (Registered)................      4,648,889
                                                                    ------------
           IRELAND -- 1.45%
   318,800 Irish Life & Permanent plc............................      3,578,935
                                                                    ------------
           PORTUGAL -- 1.25%
   114,877 Banco Comercial Portugues S.A. .......................      3,092,692
                                                                    ------------
           FINLAND -- 1.01%
    27,800 Nokia Oy..............................................      2,487,848
                                                                    ------------
           SOUTH KOREA -- 0.83%
    12,234 S1 Corp. .............................................      2,057,447
                                                                    ------------
           ISRAEL -- 0.71%
    32,500 +Gilat Satellite Networks Ltd. .......................      1,742,813
                                                                    ------------
           TAIWAN -- 0.69%
   401,000 +Taiwan Semiconductor Manufacturing Co. ..............      1,691,422
                                                                    ------------
           NEW ZEALAND -- 0.68%
   423,300 Telecom Corp. of New Zealand Ltd. ....................      1,669,473
                                                                    ------------
           CHILE -- 0.62%
    40,280 Vina Concha Y Toro S.A. ADR...........................      1,520,570
                                                                    ------------
           EGYPT -- 0.47%
    49,800 Egyptian Company for Mobile Services (MobiNil)........      1,168,328
                                                                    ------------

                                                                      Value
   Shares                                                            (Note 1)
 ----------                                                        ------------

 COMMON STOCKS -- (continued)
            INDIA -- 0.46%
    174,000 Housing Development Finance Corp., Ltd. ............   $  1,061,536
      5,700 +Hughes Software Systems............................         82,438
                                                                   ------------
                                                                      1,143,974
                                                                   ------------
            TOTAL COMMON STOCKS (Cost $184,708,529).............    233,055,354
                                                                   ------------

   No. of
  Warrants
 ----------

 WARRANTS -- 0.56%
            PHILIPPINES -- 0.56%
  3,287,000 +QueenBee Restaurants -- Jollibee Foods Corp.
            expiring 03/24/03 at $19.25 (Cost $1,255,423).......      1,389,724
                                                                   ------------
 Principal
   Amount
 ---------
 DEMAND NOTES -- 4.56%
            UNITED STATES -- 4.56%
 $5,700,000 Associates Corp. of North America Master Notes......      5,700,000
  5,546,000 General Electric Co. Promissory Notes...............      5,546,000
                                                                   ------------
            TOTAL DEMAND NOTES (Cost $11,246,000)...............     11,246,000
                                                                   ------------

TOTAL INVESTMENTS (Cost $197,209,952*)....................  99.63% $245,691,078
OTHER ASSETS & LIABILITIES (NET)..........................   0.37       908,621
                                                           ------  ------------
NET ASSETS................................................ 100.00% $246,599,699
                                                           ======  ============

--------
*-- Aggregate cost for Federal tax and book purposes.
+-- Non-income producing
ADR-- American Depositary Receipt
                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
International Fund -- (continued)

FORWARD FOREIGN CURRENCY CONTRACTS

  Under the terms of forward foreign currency contracts open at 9/30/99, the International Fund is obligated to deliver currency in exchange for U.S. dollars as indicated below:

                Currency          In                                  Net
                   to          Exchange   Settlement               Unrealized
                 Deliver          for        Date       Value    (Depreciation)
            ----------------- ----------- ---------- ----------- --------------
Sales...... JPY 1,301,867,800 $12,032,050  11/8/99   $12,273,366   $(241,316)

--------
JPY -- Japanese Yen

  At September 30, 1999, sector diversification of the Fund's investment portfolio was as follows:

                                                            % of
                                                            Net       Market
  Sector Diversification                                   Assets     Value
  ----------------------                                   ------  ------------
  Information Technology..................................  26.70% $ 65,844,832
  Consumer Discretionary..................................  17.61    43,420,851
  Financials..............................................  14.18    34,959,281
  Industrials.............................................  13.77    33,964,422
  Telecommunication Services..............................   8.09    19,952,544
  Energy..................................................   4.79    11,811,604
  Demand Notes............................................   4.56    11,246,000
  Health Care.............................................   4.07    10,030,012
  Consumer Staples........................................   3.16     7,804,447
  Utilities...............................................   1.90     4,680,839
  Materials...............................................   0.80     1,976,246
                                                           ------  ------------
  Total Investments.......................................  99.63% $245,691,078
  Other Assets and Liabilities (Net)......................   0.37       908,621
                                                           ------  ------------
  Net Assets.............................................. 100.00% $246,599,699
                                                           ======  ============

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Pacific/Asia Fund





                                                                       Value
  Shares                                                              (Note 1)
 ---------                                                          ------------

 COMMON STOCKS -- 97.23%
           JAPAN -- 40.06%
    12,300 Able, Inc. ...........................................   $  1,187,125
    14,450 AFLAC, Inc. ..........................................        605,094
    52,500 Arisawa Mfg. Co., Ltd. ...............................      1,352,839
       206 DDI Corp. ............................................      1,544,228
    10,500 Don Quijote Co., Ltd. ................................      1,880,200
   293,000 Furukawa Electric Co., Ltd. ..........................      1,743,394
     7,900 NIDEC Corp. ..........................................      1,491,614
     8,700 Nintendo Co., Ltd. ...................................      1,384,239
       134 NTT Data Corp. .......................................      1,506,747
     7,400 Rohm Co. .............................................      1,542,822
    13,500 Ryohin Keikaku Co., Ltd. .............................      2,719,734
   113,000 Sekisui Chemical Co., Ltd. ...........................        636,366
     9,900 Sony Corp. ...........................................      1,475,909
    36,400 Terumo Corp. .........................................      1,122,151
    20,100 Tokyo Seimitsu Co., Ltd.. ............................      2,277,071
                                                                    ------------
                                                                      22,469,533
                                                                    ------------
           HONG KONG -- 11.70%
   492,000 Asia Satellite Telecommunications Holdings Ltd. ......      1,254,100
 2,357,000 Cafe de Coral Holdings, Ltd. .........................      1,046,841
    18,750 +China Telecom (Hong Kong) Ltd. ADR...................      1,158,985
 3,628,000 Hengan International Group Co., Ltd. .................        924,772
   215,500 Johnson Electric Holdings Ltd. .......................      1,045,901
 2,931,000 Yanzhou Coal Mining Co., Ltd. ........................      1,131,981
                                                                    ------------
                                                                       6,562,580
                                                                    ------------
           SINGAPORE -- 10.27%
   504,000 Dairy Farm International Holdings Ltd. ...............        501,480
   546,267 +Datacraft Asia Ltd. .................................      2,403,575
 1,446,000 +Del Monte Pacific Ltd. ..............................        672,390
   273,600 Natsteel Electronics Ltd. ............................      1,022,277
   799,300 Singapore Bus Services Ltd. ..........................      1,156,974
                                                                    ------------
                                                                       5,756,696
                                                                    ------------

                                                                       Value
  Shares                                                              (Note 1)
 ---------                                                          ------------

 COMMON STOCKS -- (continued)
           TAIWAN -- 9.17%
    80,000 Asustek Computer Inc. ................................   $    798,736
   186,000 +Hon Hai Precision Industry Co., Ltd. ................      1,222,370
   458,020 President Chain Store Corp. ..........................      1,302,426
    30,000 Synnex Technology International Corp. GDR ............        581,424
   293,000 +Taiwan Semiconductor Manufacturing Co. ..............      1,235,877
                                                                    ------------
                                                                       5,140,833
                                                                    ------------
           SOUTH KOREA -- 8.39%
    13,385 +Dacom Corp. .........................................      1,172,247
    91,439 Dae Duck Electronics Co. .............................      1,015,156
   268,685 Hankook Tire Co., Ltd. ...............................        952,329
    69,400 Jinwoong Co. .........................................        527,919
     6,161 S1 Corp. .............................................      1,036,136
                                                                    ------------
                                                                       4,703,787
                                                                    ------------
           INDIA -- 5.57%
   225,700 Bharat Heavy Electricals Ltd. ........................      1,414,511
    41,600 Hero Honda Motors Ltd. ...............................      1,212,856
    75,000 Housing Development Finance Corp., Ltd. ..............        457,558
     2,800 +Hughes Software Systems..............................         40,496
                                                                    ------------
                                                                       3,125,421
                                                                    ------------
           THAILAND -- 3.79%
   452,934 Banpu Public Co., Ltd. (Registered)...................        879,752
   163,500 BEC World Public Co., Ltd. (Foreign)..................        886,807
   211,300 Matichon Public Co., Ltd. (Foreign)...................        358,792
                                                                    ------------
                                                                       2,125,351
                                                                    ------------
           INDONESIA -- 3.55%
 2,967,000 +PT Daya Guna Samudera Tbk............................        975,281
 1,874,500 PT Ramayana Lestari Sentosa Tbk.......................      1,017,521
                                                                    ------------
                                                                       1,992,802
                                                                    ------------

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Pacific/Asia Fund -- (continued)





                                                                       Value
  Shares                                                              (Note 1)
 ---------                                                          ------------

 COMMON STOCKS -- (continued)
           NEW ZEALAND -- 2.18%
   813,400 Restaurant Brands New Zealand Ltd. ...................   $    546,580
   170,931 Telecom Corp. of New Zealand Ltd. ....................        674,143
                                                                    ------------
                                                                       1,220,723
                                                                    ------------
           AUSTRALIA -- 1.96%
    22,562 Brambles Industries Ltd. .............................        653,201
    36,386 Lend Lease Corp., Ltd. ...............................        443,996
                                                                    ------------
                                                                       1,097,197
                                                                    ------------
           PHILIPPINES -- 0.59%
 1,266,300 SPI Technologies, Inc. ...............................        333,645
                                                                    ------------
           TOTAL COMMON STOCKS (Cost $47,575,012)................     54,528,568
                                                                    ------------

  No. of                                                               Value
 Warrants                                                            (Note 1)
 ---------                                                          -----------

 WARRANTS -- 0.70%
           PHILIPPINES -- 0.70%
   935,300 QueenBee Restaurants -- Jollibee Foods Corp., expiring
           03/24/03 at $19.25 (Cost $402,360)....................   $   395,439
                                                                    -----------

TOTAL INVESTMENTS (Cost $47,977,372*).......................  97.93% $54,924,007
OTHER ASSETS & LIABILITIES (NET)............................   2.07    1,159,161
                                                             ------  -----------
NET ASSETS.................................................. 100.00% $56,083,168
                                                             ======  ===========

--------
*--Aggregate cost for Federal tax and book purposes.
+--Non-income producing
ADR--American Depositary Receipt
GDR--Global Depositary Receipt
                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Pacific/Asia Fund -- (continued)

FORWARD FOREIGN CURRENCY CONTRACTS

  Under the terms of forward foreign currency contracts open at 9/30/99, the Pacific/Asia Fund is obligated to deliver currency in exchange for U.S. dollars as indicated below:

                   Currency         In                                Net
                      to         Exchange  Settlement              Unrealized
                    Deliver        for        Date      Value    (Depreciation)
                --------------- ---------- ---------- ---------- --------------
Sales.......... JPY 399,315,000 $3,690,527  11/8/99   $3,764,544    $(74,017)
Purchases...... JPY 399,315,000  3,764,814  11/8/99    3,764,544        (270)
                                                                    --------
                                                                    $(74,287)
                                                                    ========

--------
JPY --  Japanese Yen

  At September 30, 1999, sector diversification of the Fund's investment portfolio was as follows:

                                                             % of
                                                             Net      Market
  Sector Diversification                                    Assets     Value
  ----------------------                                    ------  -----------
  Information Technology...................................  28.96% $16,243,224
  Consumer Discretionary...................................  26.55   14,888,197
  Industrials..............................................  12.57    7,050,117
  Consumer Staples.........................................  11.35    6,365,209
  Telecommunication Services...............................   8.11    4,549,602
  Financials...............................................   4.80    2,693,773
  Materials................................................   3.59    2,011,733
  Health Care..............................................   2.00    1,122,152
                                                            ------  -----------
  Total Investments........................................  97.93% $54,924,007
  Other Assets and Liabilities (Net).......................   2.07    1,159,161
                                                            ------  -----------
  Net Assets............................................... 100.00% $56,083,168
                                                            ======  ===========

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Pan European Fund





                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

 COMMON STOCKS -- 98.36%
             UNITED KINGDOM -- 23.02%
     552,150 Airtours plc........................................   $  3,516,763
     321,600 Capita Group plc....................................      3,705,008
     115,500 Glaxo Wellcome plc..................................      3,011,010
     279,422 Granada Group plc...................................      2,391,327
     214,900 Kingfisher plc......................................      2,302,462
     330,000 +Kingston Communication (Hull) plc..................      2,232,189
     175,500 Serco Group plc.....................................      3,928,178
      35,600 Shell Transport & Trading Co. ADR...................      1,619,800
     235,400 Shell Transport & Trading Co. plc...................      1,758,885
     969,096 Siebe plc...........................................      4,720,996
                                                                    ------------
                                                                      29,186,618
                                                                    ------------
             FRANCE -- 20.31%
      36,289 Axa.................................................      4,587,483
      33,148 Carrefour S.A. .....................................      5,301,507
      39,080 Dassault Systemes S.A. .............................      1,538,648
      34,142 Elf Aquitaine S.A. .................................      6,216,158
       5,020 L'OREAL.............................................      3,202,403
       9,373 Total Fina S.A., Class B............................      1,176,911
      53,100 Vivendi.............................................      3,726,425
                                                                    ------------
                                                                      25,749,535
                                                                    ------------
             GERMANY -- 14.09%
      38,400 +Global TeleSystems Group,
             Inc. ...............................................        756,000
      41,560 Mannesmann AG.......................................      6,509,781
      47,400 Metro AG............................................      2,461,394
      12,180 SAP AG..............................................      4,614,029
      43,230 +Siemens AG.........................................      3,519,085
                                                                    ------------
                                                                      17,860,289
                                                                    ------------
             NETHERLANDS -- 10.10%
      41,600 +Equant N.V. .......................................      3,381,970
      72,699 ING Groep N.V. .....................................      3,945,315
      50,400 STMicroelectronics N.V. ............................      3,925,768
      45,476 Wolters Kluwer N.V. ................................      1,558,192
                                                                    ------------
                                                                      12,811,245
                                                                    ------------

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

 COMMON STOCKS -- (continued)
             SWEDEN -- 6.02%
     190,931 Celsius AB, Series B................................   $  2,961,797
     150,750 Telefonaktiebolaget LM Ericsson, Class B............      4,676,988
                                                                    ------------
                                                                       7,638,785
                                                                    ------------
             IRELAND -- 5.56%
     445,000 +Eircom plc.........................................      1,934,350
     169,136 Irish Continental Group plc.........................      1,709,790
     303,300 Irish Life & Permanent plc..........................      3,404,928
                                                                    ------------
                                                                       7,049,068
                                                                    ------------
             SWITZERLAND -- 5.00%
          86 Lindt & Spruengli AG................................      2,228,452
         356 Roche Holding AG....................................      4,116,354
                                                                    ------------
                                                                       6,344,806
                                                                    ------------
             SPAIN -- 3.07%
     295,800 Banco Bilbao Vizcaya S.A. (Registered)..............      3,896,744
                                                                    ------------
             ITALY -- 3.01%
     780,200 Unicredito Italiano S.p.A. .........................      3,810,673
                                                                    ------------
             PORTUGAL -- 2.91%
     136,974 Banco Comercial Portugues S.A. .....................      3,687,582
                                                                    ------------
             FINLAND -- 1.78%
      25,280 Nokia Oy, Class A...................................      2,262,331
                                                                    ------------
             TURKEY -- 1.23%
 270,500,000 +Global Menkul Degerler A.S. .......................        381,325
 140,670,034 +Medya Holding......................................        533,892
  60,763,275 Turk Sise ve Cam Fabrikalari A.S. ..................        645,731
                                                                    ------------
                                                                       1,560,948
                                                                    ------------
             CROATIA -- 1.19%
     103,850 ++Pliva d.d. GDR....................................      1,113,791
      36,900 Pliva d.d. GDR (Registered).........................        395,753
                                                                    ------------
                                                                       1,509,544
                                                                    ------------
             POLAND -- 1.07%
     146,700 +Elektrim Spolka Akcyjna S.A. ......................      1,360,588
                                                                    ------------
             TOTAL COMMON STOCKS (Cost $109,014,727).............    124,728,756
                                                                    ------------

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Pan European Fund -- (continued)





 Principal                                                             Value
  Amount                                                              (Note 1)
 ---------                                                          ------------

 DEMAND NOTES -- 1.19%
           UNITED STATES -- 1.19%
 $700,000  Associates Corp. of North America Master Notes........   $    700,000
  804,000  General Electric Co. Promissory Notes.................        804,000
                                                                    ------------
           TOTAL DEMAND NOTES (Cost $1,504,000)..................      1,504,000
                                                                    ------------

TOTAL INVESTMENTS
(Cost $110,518,727*)......................................  99.55% $126,232,756
OTHER ASSETS & LIABILITIES (NET)..........................   0.45       576,125
                                                           ------  ------------
NET ASSETS................................................ 100.00% $126,808,881
                                                           ======  ============

--------
*-- Aggregate cost for Federal tax and book purposes.
+-- Non-income producing
++-- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1999 these securities amounted to $1,113,791 or 0.88% of net assets.
ADR-- American Depositary Receipt
GDR-- Global Depositary Receipt
                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Pan European Fund -- (continued)


  At September 30, 1999, sector diversification of the Fund's investment portfolio was as follows:

                                                            % of
                                                            Net       Market
  Sector Diversification                                   Assets     Value
  ----------------------                                   ------  ------------
  Financials..............................................  18.70% $ 23,714,049
  Industrials.............................................  17.27    21,905,441
  Consumer Discretionary..................................  14.76    18,711,271
  Information Technology..................................  13.42    17,017,764
  Telecommunication Services..............................  11.68    14,814,290
  Energy..................................................   8.50    10,771,753
  Health Care.............................................   6.81     8,636,908
  Consumer Staples........................................   4.28     5,430,855
  Utilities...............................................   2.94     3,726,425
  Demand Notes............................................   1.19     1,504,000
                                                           ------  ------------
  Total Investments.......................................  99.55% $126,232,756
  Other Assets and Liabilities (Net)......................   0.45       576,125
                                                           ------  ------------
  Net Assets.............................................. 100.00% $126,808,881
                                                           ======  ============

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Latin America Fund





                                                                       Value
   Shares                                                            (Note 1)
 -----------                                                        -----------

 COMMON STOCKS -- 73.82%
             MEXICO -- 42.03%
     150,282 Cemex S.A., CPO.....................................   $   723,592
     283,200 +Cifra S.A. de C.V., Series V.......................       446,041
      13,398 Fomento Economico Mexicano S.A. de C.V. ADR.........       419,525
     231,200 Grupo Continental S.A. .............................       279,538
     512,600 Grupo Elektra S.A. de C.V. CPO......................       244,618
     225,200 +Grupo Financiero Banamex Accival S.A. de C.V. Class
             O...................................................       405,292
      19,400 Grupo Imsa S.A. de C.V. ADR.........................       307,975
     184,358 Grupo Modelo S.A. de C.V. Series C..................       467,503
      33,900 +Grupo Televisa S.A. CPO............................       673,212
     101,300 Organizacion Soriana S.A. de C.V., Series B.........       406,457
      19,945 Telefonos de Mexico S.A. ADR, Class L...............     1,421,081
                                                                    -----------
                                                                      5,794,834
                                                                    -----------
             BRAZIL -- 13.19%
      34,000 Cia Vale do Rio Doce................................       540,386
  14,738,500 Companhia Siderurgica Nacional......................       372,495
      71,100 +Companhia Paranaense de Energia -- Copel ADR.......       466,594
 135,411,400 Tele Celular Sul Participacoes S.A. ................       169,353
      15,210 Unibanco -- Uniao de Bancos Brasileiros GDR.........       269,027
                                                                    -----------
                                                                      1,817,855
                                                                    -----------
             ARGENTINA -- 7.71%
      17,200 Banco de Galicia y Buenos Aires S.A. de C.V. ADR....       357,975
      59,900 Perez Companc S.A., Class B.........................       362,457
      13,000 Telefonica de Argentina S.A. ADR....................       342,875
                                                                    -----------
                                                                      1,063,307
                                                                    -----------
             CHILE -- 5.90%
      17,129 Cia de Telecomunicaciones de Chile S.A. ADR.........       309,393
      13,346 Vina Concha Y Toro S.A. ADR.........................       503,811
                                                                    -----------
                                                                        813,204
                                                                    -----------
             PERU -- 2.54%
      33,500 Credicorp Ltd. .....................................       349,656
                                                                    -----------
             VENEZUELA -- 2.45%
      12,600 Compania Anonima Nacional Telefonos de Venezuela
             ADR.................................................       337,837
                                                                    -----------
             TOTAL COMMON STOCKS (Cost $10,892,416)..............    10,176,693
                                                                    -----------

                                                                        Value
   Shares                                                             (Note 1)
 -----------                                                         -----------

 PREFERRED STOCKS -- 21.25%
             BRAZIL -- 21.25%
   8,687,800 +Banco do Estado de Sao Paulo S.A. ..................   $   205,990
 142,460,300 Cia Energetica do Ceara -- Coelce pref A.............       296,947
  26,400,000 Eletrobras S.A. .....................................       447,108
  17,258,200 Gerdau S.A. .........................................       278,793
   3,718,500 Petrobras S.A........................................       565,817
  28,610,000 Tele Celular Sul Participacoes S.A...................        54,417
  30,998,500 Tele Centro Sul Participacoes S.A....................       345,684
  23,187,000 Tele Norte Leste Participacoes S.A...................       369,735
  23,555,200 +Telesp Participacoes S.A............................       364,559
                                                                     -----------
             TOTAL PREFERRED STOCKS (Cost $3,360,513).............     2,929,050
                                                                     -----------
  Principal
   Amount
 -----------
 CONVERTIBLE BONDS -- 0.00%
             BRAZIL -- 0.00%
     $45,600 Cia Vale do Rio Doce
             Zero Coupon, 07/01/06
             (Cost $0)............................................           --
                                                                     -----------
 DEMAND NOTES -- 5.79%
             UNITED STATES -- 5.79%
     383,000 Associates Corp. of North America Master Notes.......       383,000
     416,000 General Electric Co. Promissory Notes................       416,000
                                                                     -----------
             TOTAL DEMAND NOTES (Cost $799,000)...................       799,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $15,051,929*)........................................ 100.86% $13,904,743
OTHER ASSETS & LIABILITIES (NET)...........................  (0.86)    (118,674)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $13,786,069
                                                            ======  ===========

--------
*-- Aggregate cost for Federal tax and book purposes.
+-- Non-income producing
ADR-- American Depositary Receipt
GDR-- Global Depositary Receipt
                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Latin America Fund--(continued)

  At September 30, 1999, sector diversification of the Fund's investment portfolio was as follows:

                                                             % of
                                                             Net      Market
  Sector Diversification                                    Assets     Value
  ----------------------                                    ------  -----------
  Telecommunication Services...............................  26.95% $ 3,714,935
  Materials................................................  16.13    2,223,240
  Consumer Discretionary...................................  12.84    1,770,328
  Consumer Staples.........................................  12.12    1,670,377
  Financials...............................................  11.52    1,587,941
  Utilities................................................   8.78    1,210,649
  Energy...................................................   6.73      928,273
  Demand Notes.............................................   5.79      799,000
                                                            ------  -----------
  Total Investments........................................ 100.86% $13,904,743
  Other Assets and Liabilities (Net).......................  (0.86)    (118,674)
                                                            ------  -----------
  Net Assets............................................... 100.00% $13,786,069
                                                            ======  ===========

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Emerging Markets Fund





                                                                       Value
   Shares                                                            (Note 1)
 ----------                                                         -----------

 COMMON STOCKS -- 94.01%
            TAIWAN -- 13.18%
    221,480 +Chinatrust Commercial Bank..........................   $   191,739
     39,200 +Hon Hai Precision Industry Co., Ltd. ...............       257,618
     80,080 President Chain Store Corp. .........................       227,715
     70,000 +Taiwan Semiconductor Manufacturing Co. .............       295,261
                                                                    -----------
                                                                        972,333
                                                                    -----------
            SOUTH KOREA -- 11.53%
     21,500 ++/+Hanvit Bank GDR..................................       155,875
      6,338 +Korea Telecom Corp. ADR.............................       234,506
      7,900 LG Cable Ltd. .......................................       139,679
      4,560 Samsung Fire & Marine Insurance......................       201,000
     11,585 +SK Telecom Co. Ltd. ADR.............................       119,471
                                                                    -----------
                                                                        850,531
                                                                    -----------
            MEXICO -- 10.94%
    106,300 +Cifra S.A. de C.V., Series V........................       167,423
     80,300 +Grupo Financiero Banamex Accival S.A. de C.V., Class
            O....................................................       144,516
      6,950 +Grupo Televisa S.A. GDR.............................       277,566
      3,050 Telefonos de Mexico S.A.,
            Class L ADR..........................................       217,312
                                                                    -----------
                                                                        806,817
                                                                    -----------
            SOUTH AFRICA -- 10.63%
        816 Edgars Stores Ltd. ..................................         6,676
    210,878 Metro Cash & Carry Ltd. .............................       168,773
      8,720 Nedcor Ltd. .........................................       170,983
     98,100 +Old Mutual plc......................................       206,096
     27,347 South African Breweries plc..........................       232,090
                                                                    -----------
                                                                        784,618
                                                                    -----------
            INDIA -- 9.92%
     20,000 +ICICI Ltd. ADR......................................       240,000
     38,200 +The India Fund, Inc. ...............................       491,825
                                                                    -----------
                                                                        731,825
                                                                    -----------
            HONG KONG -- 6.21%
     83,000 Asia Satellite Telecommunications Holdings Ltd. .....       211,566
      2,550 +China Telecom (Hong Kong) Ltd. ADR..................       157,622
    350,000 Hengan International Group Co., Ltd. ................        89,214
                                                                    -----------
                                                                        458,402
                                                                    -----------

                                                                        Value
   Shares                                                             (Note 1)
 ----------                                                          -----------

 COMMON STOCKS -- (continued)
            GREECE -- 5.72%
      2,800 Alpha Credit Bank.....................................   $   224,519
      8,470 Hellenic Telecommunications Organization S.A. ........       197,577
                                                                     -----------
                                                                         422,096
                                                                     -----------
            CHILE -- 4.12%
      6,610 Cia de Telecomunicaciones de Chile S.A. ADR...........       119,393
      4,896 Vina Concha Y Toro S.A. ADR...........................       184,824
                                                                     -----------
                                                                         304,217
                                                                     -----------
            TURKEY -- 4.09%
     87,630 ++Akbank T.A.S. ADR...................................       258,509
 30,750,000 Global Menkul Degerler A.S. ..........................        43,348
                                                                     -----------
                                                                         301,857
                                                                     -----------
            BRAZIL -- 3.32%
     15,420 +Cia Vale do Rio Doce.................................       245,081
                                                                     -----------
            EGYPT -- 2.35%
      7,400 +Egyptian Company for Mobile Services (MobiNil).......       173,607
                                                                     -----------
            ARGENTINA -- 2.10%
      5,870 Telefonica de Argentina S.A. ADR......................       154,821
                                                                     -----------
            THAILAND -- 2.05%
     27,900 BEC World Public Co., Ltd. (Foreign)..................       151,327
                                                                     -----------
            POLAND -- 1.77%
     14,100 +Elektrim Spolka Akcyjna S.A. ........................       130,772
                                                                     -----------
            ISRAEL -- 1.75%
     71,580 +Makhteshim-Agan Industries Ltd. .....................       128,837
                                                                     -----------
            MALAYSIA -- 1.62%
     53,200 O.Y.L. Industries Bhd. ...............................       119,703
                                                                     -----------
            HUNGARY -- 1.60%
      4,325 Magyar Tavkozlesi RT ADR..............................       117,856
                                                                     -----------
            RUSSIA -- 1.11%
      3,000 LUKoil Holding Co. ADR................................        81,600
                                                                     -----------
            TOTAL COMMON STOCKS (Cost $7,067,847).................     6,936,300
                                                                     -----------

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Emerging Markets Fund -- (continued)





                                                                        Value
   Shares                                                             (Note 1)
 ----------                                                          -----------

 PREFERRED STOCKS -- 5.95%
            BRAZIL -- 5.95%
  5,729,000 Banco do Estado de Sao
            Paulo S.A. ...........................................   $   135,836
 22,663,000 Companhia Paranaense de Energia-Copel pref B..........       149,985
  9,895,000 +Telesp Participacoes S.A. ...........................       153,143
                                                                     -----------
            TOTAL PREFERRED STOCKS (Cost $656,070)................       438,964
                                                                     -----------

TOTAL INVESTMENTS
(Cost $7,723,917*).........................................  99.96% $ 7,375,264
OTHER ASSETS & LIABILITIES (NET)...........................   0.04        3,034
                                                            ------  -----------
NET ASSETS................................................. 100.00% $ 7,378,298
                                                            ------  -----------

--------
*-- Aggregate cost for Federal tax and book purposes.
+-- Non-income producing
++-- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1999 these securities amounted to $414,384 or 5.62% of net assets.
ADR-- American Depositary Receipt
GDR-- Global Depositary Receipt
                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Emerging Markets Fund -- (continued)

 At September 30, 1999, sector diversification of the Fund's investment portfolio was as follows:

                                                              % of
                                                              Net      Market
  Sector Diversification                                     Assets    Value
  ----------------------                                     ------  ----------
  Financials................................................  26.73% $1,972,421
  Telecommunication Services................................  22.30   1,645,308
  Consumer Discretionary....................................  11.92     879,225
  Consumer Staples..........................................  11.36     837,950
  Information Technology....................................   7.49     552,878
  Other.....................................................   6.66     491,825
  Industrials...............................................   5.29     390,155
  Materials.................................................   5.07     373,918
  Utilities.................................................   2.03     149,984
  Energy....................................................   1.11      81,600
                                                             ------  ----------
  Total Investments.........................................  99.96% $7,375,264
  Other Assets and Liabilities (Net)........................   0.04       3,034
                                                             ------  ----------
  Net Assets................................................ 100.00% $7,378,298
                                                             ======  ==========

                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Fund currently offers shares in seventeen managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for International Fund, Pacific/Asia Fund, Pan European Fund, Latin America Fund and Emerging Markets Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Funds, Inc. are presented separately.

  (a) Portfolio valuation:

    Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded. Securities for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Excelsior Fund's Board of Directors. Investments in securities which are primarily traded on a domestic exchange are valued at the last sale price on that exchange or, if there was no recent sale, at the last current bid quotation.

    Investments in foreign debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

    Forward foreign currency exchange contracts: The Portfolios' participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including, where applicable, amortization of discount on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolios are informed of the dividend.

  (c) Repurchase Agreements:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (d) Dividends and distributions to shareholders:

    Dividends from net investment income are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies and deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (e) Federal taxes:

    It is the policy of Excelsior Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 1999, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                              Expiration Date March
                                                       31,
                                              ----------------------
                                                 2006       2007        Total
                                              ---------- ----------- -----------
   International Fund........................        --  $ 2,133,000 $ 2,133,000
   Pacific/Asia Fund......................... $4,966,000  21,038,000  26,004,000
   Pan European Fund.........................        --          --          --
   Latin America Fund........................        --   13,841,000  13,841,000
   Emerging Markets Fund.....................        --      303,000     303,000

    At September 30, 1999, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

                                                                       Net
                                       Tax Basis     Tax Basis      Unrealized
                                       Unrealized    Unrealized    Appreciation
                                      Appreciation (Depreciation) (Depreciation)
                                      ------------ -------------- --------------
   International Fund................ $58,707,329   $(10,226,203)  $48,481,126
   Pacific/Asia Fund.................  11,765,347     (4,818,712)    6,946,635
   Pan European Fund.................  26,796,782    (11,082,753)   15,714,029
   Latin America Fund................     628,115     (1,775,301)   (1,147,186)
   Emerging Markets Fund.............     715,257     (1,063,910)     (348,653)

  (f) Expense Allocation:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee and Related Party Transactions:

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 1% of the average daily net assets of each of the International Fund, Pacific/Asia Fund, Pan European Fund and Latin America Fund and 1.25% of the average daily net assets of the Emerging Markets Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

  U.S. Trust Company, Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank, and Federated Administrative Services (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of .20% of the average daily net assets of each Portfolio. For the six months ended September 30, 1999, administration fees charged by U.S. Trust Company were as follows:

   International Fund................................................... $99,460
   Pacific/Asia Fund....................................................  21,693
   Pan European Fund....................................................  62,745
   Latin America Fund...................................................   7,066
   Emerging Markets Fund................................................   3,187

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. Until further notice to Excelsior Fund, U.S. Trust intends to voluntarily waive fees and reimburse expenses to the extent necessary for Pacific/Asia Fund, Pan European Fund and Latin America Fund to maintain an annual expense ratio of not more than 1.67% and for Emerging Markets Fund to maintain an annual expense ratio of not more than 1.65%. For the six months ended September 30, 1999, U.S. Trust voluntarily waived investment advisory fees totaling $2,444 and $14,017 for Latin America Fund and Emerging Markets Fund, respectively.

  With regard to the International Fund, Pacific/Asia Fund and Pan European Fund, effective November 19, 1999, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2000 to the extent necessary to keep total operating expenses from exceeding 1.50% of each Portfolio's average daily net assets.

  Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative services fees paid to affiliates of U.S. Trust amounted to $190,980 for the six months ended September 30, 1999. Until further notice to Excelsior Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees payable (including fees paid to affiliates of U.S. Trust) by such Portfolio. For the six months ended September 30, 1999, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                           U.S.
                                                          Trust   Administrators
                                                         -------- --------------
   International Fund................................... $117,130     $  326
   Pacific/Asia Fund....................................   22,744        739
   Pan European Fund....................................   49,967      1,683
   Latin America Fund...................................    9,719        986
   Emerging Markets Fund................................    4,338        --

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Fund.

  Each Director of Excelsior Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3. Purchases and Sales of Securities:

  For the six months ended September 30, 1999, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                          Purchases     Sales
                                                         ----------- -----------
   International Fund................................... $57,706,588 $47,597,867
   Pacific/Asia Fund....................................  39,053,335  23,897,140
   Pan European Fund....................................  20,461,032  47,847,583
   Latin America Fund...................................   9,605,805   8,751,868
   Emerging Markets Fund................................   4,299,234   2,447,852

4. Common Stock:

  Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
26.375 billion of which is currently classified to represent interests in one of seventeen separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 375 million shares of the International Fund and 500 million shares each of the Pacific/Asia Fund, Pan European Fund, Latin America Fund and Emerging Markets Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors.

                                          International Fund
                          ------------------------------------------------------
                              Six Months Ended               Year Ended
                                  09/30/99                    03/31/99
                          --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                          -----------  -------------  -----------  -------------
Sold....................   12,406,798  $ 167,590,793   15,653,287  $ 188,824,967
Issued as reinvestment
 of dividends...........          --             --         7,975        102,649
Redeemed................  (10,972,978)  (149,041,851) (15,286,397)  (183,702,503)
                          -----------  -------------  -----------  -------------
Net Increase............    1,433,820  $  18,548,942      374,865  $   5,225,113
                          ===========  =============  ===========  =============
                                           Pacific/Asia Fund
                          ------------------------------------------------------
                              Six Months Ended               Year Ended
                                  09/30/99                    03/31/99
                          --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                          -----------  -------------  -----------  -------------
Sold....................   10,322,429  $  86,879,237    7,320,979  $  41,225,240
Issued as reinvestment
 of dividends...........          --             --        14,626         77,077
Redeemed................   (8,198,534)   (71,583,711)  (9,819,963)   (53,977,510)
                          -----------  -------------  -----------  -------------
Net Increase (Decrease).    2,123,895  $  15,295,526   (2,484,358) $ (12,675,193)
                          ===========  =============  ===========  =============

                                           Pan European Fund
                          ------------------------------------------------------
                              Six Months Ended               Year Ended
                                  09/30/99                    03/31/99
                          --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                          -----------  -------------  -----------  -------------
Sold....................    9,332,040  $ 111,968,583   20,254,265  $ 267,588,363
Issued as reinvestment
 of dividends...........       58,570        703,430       71,063        861,284
Redeemed................  (11,234,316)  (135,947,669) (22,279,568)  (290,910,879)
                          -----------  -------------  -----------  -------------
Net Decrease............   (1,843,706) $ (23,275,656)  (1,954,240) $ (22,461,232)
                          ===========  =============  ===========  =============
                                          Latin America Fund
                          ------------------------------------------------------
                              Six Months Ended               Year Ended
                                  09/30/99                    03/31/99
                          --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                          -----------  -------------  -----------  -------------
Sold....................    3,445,717  $  17,986,606    4,637,513  $  29,862,001
Issued as reinvestment
 of dividends...........       16,775         86,729      103,826        468,733
Redeemed................   (3,457,896)   (17,888,308) (10,130,927)   (61,904,139)
                          -----------  -------------  -----------  -------------
Net Increase (Decrease).        4,596  $     185,027   (5,389,588) $ (31,573,405)
                          ===========  =============  ===========  =============
                                         Emerging Markets Fund
                          ------------------------------------------------------
                              Six Months Ended               Year Ended
                                  09/30/99                    03/31/99
                          --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                          -----------  -------------  -----------  -------------
Sold....................      497,460  $   2,278,866      974,643  $   4,604,110
Issued as reinvestment
 of dividends...........          104            494          124            534
Redeemed................      (92,246)      (406,259)    (568,849)    (2,539,114)
                          -----------  -------------  -----------  -------------
Net Increase............      405,318  $   1,873,101      405,918  $   2,065,530
                          -----------  -------------  -----------  -------------

5. Organization Costs:

  Excelsior Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

6. Line of Credit:

  The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 2% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 1999, the Portfolios had no borrowings under the agreement.

7. Year 2000 Risk:

  The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. This is commonly known as the "Year 2000 Problem." The investment adviser and the Funds' other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. Currently, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at current levels. At this time, however, there can be no assurance that their efforts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem. In addition, the Funds and their shareholders may experience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, brokers-dealers or others with which the Funds do business.

  Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the Year 2000 Problem may add to the possibility of losses to the Funds and their shareholders.